S000073359 [Member] Average Annual Total Returns		12 Months Ended	51 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
MSCI World ex-US Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.85%	8.58%
Northern Trust ESG & Climate Developed Markets ex-US Core Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	27.20%	7.03%
FlexShares ESG & Climate Developed Markets ex-US Core Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		27.27%	7.06%
Performance Inception Date			Sep. 20, 2021
FlexShares ESG & Climate Developed Markets ex-US Core Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.26%	6.47%
FlexShares ESG & Climate Developed Markets ex-US Core Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.66%	5.50%

[1]	Reflects no deduction for fees, expenses or taxes.